Fees and Expenses - ERShares Private-Public Crossover ETF	Mar. 04, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	1.Effective March 4, 2026, the Fees and Expenses table and Expense Example on page 1 of the Prospectus are hereby revised and restated in their entirety as follows:
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total Annual Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of this Prospectus, which does not include “Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES
Annual Fund Operating Expenses [Table]
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment) (1)
Management Fee (2)	0.75%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.06%
Total Annual Fund Operating Expenses(3)	1.81%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	The management fee is structured as a “unified fee,” out of which Capital Impact Advisors, LLC, the Fund’s advisor (the “Advisor”) pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
(3)	The “Total Annual Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of this Prospectus, which does not include “Acquired Fund Fees and Expenses.”

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions or other transaction costs that you pay when purchasing or selling Shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$186	$574	$988	$2,141